Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 04, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and our other named executive officers, or Non-PEO NEOs, and company performance for the fiscal years listed below. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation—Compensation Discussion and Analysis,” or the CD&A. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our named executive officers for any of the periods listed. These amounts reflect “Summary Compensation Table” compensation with certain adjustments as described in the following table and footnotes.
							Value of Initial Fixed $100 Investment Based On(8):
Fiscal Year	Summary Compensation Table Total for PEO 1 (Stoecker)(1)	Compensation Actually Paid to PEO 1 (Stoecker)(4)(5)	Summary Compensation Table Total for PEO 2 (Anderson)(2)	Compensation Actually Paid to PEO 2 (Anderson)(4)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)(7)	Total Stockholder Return	Peer Group Total Stockholder Return	Net Loss (thousands)(9)	Annual Recurring Revenue (millions)(10)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$ 0	$ 0	$57,191,521	$ 55,843,555	$17,436,169	$15,454,121	$ 50.63	$132.79	$(318,499)	$833.5
2021	$ 0	$ 0	$ 13,751,007	$2,417,716	$8,785,359	$ 3,953,455	$ 60.46	$ 206.76	$(179,681)	$638.0
2020	$7,785,436	$12,822,505	$ 20,811,763	$16,227,966	$4,322,936	$ 6,438,149	$ 121.70	$149.98	$(24,374)	$492.6
(1)	Dean Stoecker was our Chief Executive Officer from March 1997 through October 4, 2020.
(2)	Mark Anderson has been our Chief Executive Officer since October 5, 2020.
(3)	The individuals comprising the Non-PEO NEOs for each year are listed below:
2020	2021	2022
Robert S. Jones	Dean Darwin	Scott Davidson
Derek Knudsen	Scott Davidson	Paula Hansen
Christopher M. Lal	Paula Hansen	Christopher M. Lal
Kevin Rubin	Kevin Rubin	Kevin Rubin
	Suresh Vittal	Suresh Vittal
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the total compensation amount reported in the “Summary Compensation Table” for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718 by reference to: (i) for RSUs (excluding the market-based Stockholder Alignment PSUs and ARR-based PSUs), our closing price on applicable year-end date(s) or, in the case of vesting dates, the closing price on the vesting date; (ii) for ARR-based PSUs, the same valuation methodology as RSUs above except year-end values are multiplied by the estimated probability of achievement as of such date; (iii) for the market-based Stockholder Alignment PSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) and the closing price of our Class A common stock on the New York Stock Exchange as of December 30, 2022 ($50.67); and (iv) for stock options, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the 10-year contractual life multiplied by the remaining contractual term as of the applicable revaluation date (an approach that is consistent with IRS Revenue Procedure 98-34 and that we believe is reasonable and objective under ASC 718), and in all cases based on volatility and risk-free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

As discussed in the CD&A, in September 2022, certain outstanding stock options with an exercise price of $90 or higher, whether vested or unvested, held by Mr. Anderson and certain of our Non-PEO NEOs, or the Cancelled Options, were cancelled in exchange for RSUs subject to a new two-year vesting schedule, or the Exchange RSUs. The exchange was implemented on a substantially value neutral basis as described in the CD&A. As a result, (i) the fair value of the Cancelled Options is deducted in the Compensation Actually Paid calculation for fiscal 2022 as reflected in the tables below under “- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year” and (ii) the fair value of the Exchange RSUs is included in the Compensation Actually Paid calculation for fiscal 2022 as reflected in the tables below under “+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year.” Because the exchange was implemented on a substantially value neutral basis, the Exchange RSUs are not reflected as incremental value in the 2022 “Summary Compensation Table” (other than to the extent of any minimal additional stock-based compensation expense), but are included in the 2022 Compensation Actually Paid calculations as are the Cancelled Options that vested in prior periods and through 2022 prior to their cancellation. This results in the value of a certain portion of the Cancelled Options that vested during 2022 and the full value of the Exchange RSUs both being included in Compensation Actually Paid in 2022.

(5)	Compensation Actually Paid to PEO#1 (Dean Stoecker) reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:
	PEO 1 - Stoecker
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$7,785,436	$0	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,796,886)	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,153,696	$0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,882,898	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,797,361	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$12,822,505	$0	$0
(6)
Compensation Actually Paid to PEO#2 (Mark Anderson), which includes the grant date fair value of the Stockholder Alignment PSUs in 2022, reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:

	PEO 2 - Anderson
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$20,811,763	$13,751,007	$ 57,191,521
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($20,198,623)	($12,573,091)	($ 55,823,051)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,462,432	$ 10,048,566	$ 55,014,890
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$43,635	($ 6,934,530)	($ 415,819)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$ 782,470
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$108,759	($ 1,874,237)	$ 1,019,356
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($1,925,812)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$ 0
Compensation Actually Paid	$ 16,227,966	$2,417,716	$ 55,843,555
(7)
Compensation Actually Paid to Non-PEO NEOs, which includes the grant date fair values of the Stockholder Alignment PSUs in 2022, reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$4,322,936	$8,785,359	$ 17,436,169
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($ 3,702,471)	($ 8,054,863)	($ 16,593,031)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,132,787	$3,945,817	$ 14,348,489
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,016,059	($1,057,205)	($ 374,717)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$803,639	$683,000
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,668,838	($ 469,292)	$53,592
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($ 99,381)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$ 6,438,149	$ 3,953,455	$15,454,121
(8)
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in each of the company and in the NASDAQ Computer Index. Historical stock performance is not necessarily indicative of future stock performance.

(9)	The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements for the applicable fiscal year.
(10)
We determined ARR to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We calculate ARR as the annualized recurring value of all active subscription contracts at the end of a reporting period and exclude the value of non-recurring revenue streams, such as certain professional services.

Company Selected Measure Name			Annual Recurring Revenue
Named Executive Officers, Footnote [Text Block]
(3)	The individuals comprising the Non-PEO NEOs for each year are listed below:
2020	2021	2022
Robert S. Jones	Dean Darwin	Scott Davidson
Derek Knudsen	Scott Davidson	Paula Hansen
Christopher M. Lal	Paula Hansen	Christopher M. Lal
Kevin Rubin	Kevin Rubin	Kevin Rubin
	Suresh Vittal	Suresh Vittal

Peer Group Issuers, Footnote [Text Block]
(8)
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in each of the company and in the NASDAQ Computer Index. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)	Compensation Actually Paid to PEO#1 (Dean Stoecker) reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:
	PEO 1 - Stoecker
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$7,785,436	$0	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,796,886)	$0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,153,696	$0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,882,898	$0	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,797,361	$0	$0
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$12,822,505	$0	$0
(6)
Compensation Actually Paid to PEO#2 (Mark Anderson), which includes the grant date fair value of the Stockholder Alignment PSUs in 2022, reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:

	PEO 2 - Anderson
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$20,811,763	$13,751,007	$ 57,191,521
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($20,198,623)	($12,573,091)	($ 55,823,051)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,462,432	$ 10,048,566	$ 55,014,890
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$43,635	($ 6,934,530)	($ 415,819)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$ 782,470
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$108,759	($ 1,874,237)	$ 1,019,356
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($1,925,812)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$ 0
Compensation Actually Paid	$ 16,227,966	$2,417,716	$ 55,843,555

Non-PEO NEO Average Total Compensation Amount			$ 17,436,169	$ 8,785,359	$ 4,322,936
Non-PEO NEO Average Compensation Actually Paid Amount			$ 15,454,121	3,953,455	6,438,149
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
Compensation Actually Paid to Non-PEO NEOs, which includes the grant date fair values of the Stockholder Alignment PSUs in 2022, reflects the following adjustments from total compensation reported in the “Summary Compensation Table” for the years set forth in the table below:

	Non-PEO NEOs
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$4,322,936	$8,785,359	$ 17,436,169
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($ 3,702,471)	($ 8,054,863)	($ 16,593,031)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$3,132,787	$3,945,817	$ 14,348,489
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,016,059	($1,057,205)	($ 374,717)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$803,639	$683,000
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,668,838	($ 469,292)	$53,592
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($ 99,381)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$ 6,438,149	$ 3,953,455	$15,454,121

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between and among the information presented in the Pay versus Performance table above. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy of heavily weighting total target compensation to long-term equity awards that motivate our executives to take actions in support of longer-term stockholder interests. The Compensation Actually Paid to our PEOs and our Non-PEO NEOs is significantly impacted by our Class A common stock price. Moreover, we generally seek to incentivize long-term performance and therefore have not and do not specifically align our performance measures with Compensation “Actually Paid,” as defined by SEC rules, for a particular year.
Description of Relationship Between Company Total Stockholder Return (“TSR”) and Peer Group TSR; Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the company’s cumulative TSR over the three most recently completed fiscal years. This chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Computer Index over the same period. The Stockholder Alignment PSUs granted in March 2022, which represent a substantial portion of compensation for 2022, are intended to incentivize and reward significant and sustained outperformance by Mr. Anderson and certain Non-PEO NEOs to drive the company’s strategic direction and value creation over a seven-year period commencing in March 2022. Accordingly, neither the grant date fair value nor the fair value as calculated pursuant to Item 402(v) of Regulation S-K as of December 31, 2022 of the Stockholder Alignment PSUs directly correlate to our cumulative TSR as of December 31, 2022 since the Stockholder Alignment PSUs are designed to drive stock price growth over the long term.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between and among the information presented in the Pay versus Performance table above. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy of heavily weighting total target compensation to long-term equity awards that motivate our executives to take actions in support of longer-term stockholder interests. The Compensation Actually Paid to our PEOs and our Non-PEO NEOs is significantly impacted by our Class A common stock price. Moreover, we generally seek to incentivize long-term performance and therefore have not and do not specifically align our performance measures with Compensation “Actually Paid,” as defined by SEC rules, for a particular
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our net loss during the three most recently completed fiscal years. We do not use net loss as a performance measure in our overall executive compensation program. The Compensation Actually Paid to our PEOs and our Non-PEO NEOs is not always aligned with our net loss, as shown below, primarily due to the large percentage of our NEOs’ total annual compensation comprising equity awards, a result of which is much greater sensitivity of Compensation Actually Paid to our Class A common stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between and among the information presented in the Pay versus Performance table above. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy of heavily weighting total target compensation to long-term equity awards that motivate our executives to take actions in support of longer-term stockholder interests. The Compensation Actually Paid to our PEOs and our Non-PEO NEOs is significantly impacted by our Class A common stock price. Moreover, we generally seek to incentivize long-term performance and therefore have not and do not specifically align our performance measures with Compensation “Actually Paid,” as defined by SEC rules, for a particular
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Annual Recurring Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our Annual Recurring Revenue during the three most recently completed fiscal years. As discussed above, ARR has been a key performance measure and was used to determine the payout under our 2022 Bonus Plan and our 2022 PSUs. While our compensation committee evaluates performance relative to several financial and non-financial performance measures for purposes of determining incentive-based pay, we believe ARR was the most important financial performance measure used to link Compensation Actually Paid to company performance in 2022 because it has been the primary metric we use, together with revenue, to evaluate our financial performance and has been the metric used by investors to assess the health and trajectory of our software subscription business, providing investors with visibility into the predictable, recurring revenue from our subscriptions.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between and among the information presented in the Pay versus Performance table above. As described in more detail in the CD&A, our executive compensation program reflects a pay-for-performance philosophy of heavily weighting total target compensation to long-term equity awards that motivate our executives to take actions in support of longer-term stockholder interests. The Compensation Actually Paid to our PEOs and our Non-PEO NEOs is significantly impacted by our Class A common stock price. Moreover, we generally seek to incentivize long-term performance and therefore have not and do not specifically align our performance measures with Compensation “Actually Paid,” as defined by SEC rules, for a particular
Description of Relationship Between Company Total Stockholder Return (“TSR”) and Peer Group TSR; Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the company’s cumulative TSR over the three most recently completed fiscal years. This chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Computer Index over the same period. The Stockholder Alignment PSUs granted in March 2022, which represent a substantial portion of compensation for 2022, are intended to incentivize and reward significant and sustained outperformance by Mr. Anderson and certain Non-PEO NEOs to drive the company’s strategic direction and value creation over a seven-year period commencing in March 2022. Accordingly, neither the grant date fair value nor the fair value as calculated pursuant to Item 402(v) of Regulation S-K as of December 31, 2022 of the Stockholder Alignment PSUs directly correlate to our cumulative TSR as of December 31, 2022 since the Stockholder Alignment PSUs are designed to drive stock price growth over the long term.

Tabular List [Table Text Block]
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following list presents the financial and non-financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2022 to company performance.
Annual Recurring Revenue
Revenue
Class A Common Stock Price

Total Shareholder Return Amount			$ 50.63	60.46	121.7
Peer Group Total Shareholder Return Amount			132.79	206.76	149.98
Net Income (Loss)			$ (318,499,000)	$ (179,681,000)	$ (24,374,000)
Company Selected Measure Amount			833,500,000	638,000,000	492,600,000
Stock Options Exercise Price			$ 90
Dividend yield			0.00%
Share price			$ 50.67
Exchange RSU Vesting Schedule			2 years
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Annual Recurring Revenue
Non-GAAP Measure Description [Text Block]
(10)
We determined ARR to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We calculate ARR as the annualized recurring value of all active subscription contracts at the end of a reporting period and exclude the value of non-recurring revenue streams, such as certain professional services.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Class A Common Stock Price
Dean Stoecker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 0	$ 7,785,436
PEO Actually Paid Compensation Amount			0	0	12,822,505
PEO Name		Dean Stoecker
Mark Anderson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			57,191,521	13,751,007	20,811,763
PEO Actually Paid Compensation Amount			$ 55,843,555	$ 2,417,716	16,227,966
PEO Name	Mark Anderson		Mark Anderson	Mark Anderson
PEO [Member] | Dean Stoecker [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	(6,796,886)
PEO [Member] | Dean Stoecker [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	5,153,696
PEO [Member] | Dean Stoecker [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	2,882,898
PEO [Member] | Dean Stoecker [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Dean Stoecker [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	3,797,361
PEO [Member] | Dean Stoecker [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Dean Stoecker [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mark Anderson [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(55,823,051)	(12,573,091)	(20,198,623)
PEO [Member] | Mark Anderson [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			55,014,890	10,048,566	15,462,432
PEO [Member] | Mark Anderson [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(415,819)	(6,934,530)	43,635
PEO [Member] | Mark Anderson [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			782,470	0	0
PEO [Member] | Mark Anderson [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,019,356	(1,874,237)	108,759
PEO [Member] | Mark Anderson [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,925,812)	0	0
PEO [Member] | Mark Anderson [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(16,593,031)	(8,054,863)	(3,702,471)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,348,489	3,945,817	3,132,787
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(374,717)	(1,057,205)	1,016,059
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			683,000	803,639	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			53,592	(469,292)	1,668,838
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(99,381)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0